Right-of-use assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Right-of-use assets
20.
Right-of-use
assets
The following table provides a breakdown for
right-of-use
assets:

(Euro thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at January 1, 2020	665,738	616	326	6,396	673,076
Additions	52,051	96	—	1,637	53,784
Disposals	(48,392)	(7)	—	(1,446)	(49,845)
Exchange differences	(32,985)	—	—	(32)	(33,017)
Reclassifications to assets held for sale	(80)	—	—	(156)	(236)

Balance at December 31, 2020	636,332	705	326	6,399	643,762
Additions	147,372	18		909	148,299
Disposals	(86,612)	(151)	(158)	(1,381)	(88,302)
Exchange differences	37,071	—	—	(143)	36,928
Disposition	(18,838)	—	—	—	(18,838)

Balance at December 31, 2021	715,325	572	168	5,784	721,849

Accumulated amortization at January 1, 2020	(210,713)	(278)	(40)	(2,704)	(213,735)
Amortization	(106,340)	(166)	(122)	(1,882)	(108,510)
Impairments	(15,716)	—	—	—	(15,716)
Disposals	36,925	7	—	1,431	38,363
Exchange differences	7,309	—	—	20	7,329
Reclassifications to assets held for sale	80	—	—	73	153

Balance at December 31, 2020	(288,455)	(437)	(162)	(3,062)	(292,116)
Amortization	(103,908)	(132)	(73)	(1,666)	(105,779)
Impairments	(6,486)	—	—	—	(6,486)
Disposals	73,546	151	155	1,295	75,147
Exchange differences	(21,123)	(31)	(1)	(13)	(21,168)
Disposition	2,233	—	—	—	2,233
Reclassifications and other	(3,210)	—	—	—	(3,210)

Balance at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)

Carrying amount at:
January 1, 2020	455,025	338	286	3,692	459,341
December 31, 2020	347,877	268	164	3,337	351,646
December 31, 2021	367,922	123	87	2,338	370,470
The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease
components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 years to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the year ended December 31, 2021 and 2020 impairments were recognized for an amount of Euro 6,486 thousand and Euro 15,716 thousand, respectively, and primarily related to leased stores in Hong Kong, Japan, Italy and the UK that are part of the Zegna Segment. For details related to the impairment testing performed over right-of-use
assets, please refer to Note 19 -
Property, plant and equipment
.